Business Combination, Goodwill, and Intangible Assets, Net. (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Goodwill, and Intangible Assets, Net. (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 1,935
Less - accumulated amortization	228
Intangible assets, net	1,707
Technology [Member]
Business Combination, Goodwill, and Intangible Assets, Net. (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets, gross	1,048
Customers relationship [Member]
Business Combination, Goodwill, and Intangible Assets, Net. (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 887